CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenues	¥ 38,418,915	$ 5,411,191	¥ 35,376,996	¥ 30,405,839
Cost of revenues	26,756,389	$ 3,768,559	26,337,721	23,816,462
Other comprehensive income/(loss), tax	0		0	0
Related Party
Revenues	594,859		1,038,004	112,142
Cost of revenues	¥ 1,351,977		¥ 797,256	¥ 401,954